Balance Sheets (Paranthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	32,574,360	32,574,360	29,640,000
Common stock, shares outstanding	32,574,360	32,574,360	29,640,000